POSTRETIREMENT BENEFITS - PENSION (Foreign Pension Plan Asset Level 3 Rollforward) (Details) (Outside the U.S. [Member], Insurance-Backed Securities [Member], Level 3 [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Outside the U.S. [Member] | Insurance-Backed Securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 17	$ 15
Purchases	4	3
Sales	(3)
Net unrealized gains (losses)	1	(1)
Ending Balance	$ 19	$ 17